INTANGIBLE ASSETS, NET (Details) - Patents and copyrights [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 14,204	$ 2,867
Accumulated amortization	(3,462)	(1,468)
Net carrying value	$ 10,742	$ 1,399